Description of the Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Cash Paid for Interest

Cash paid for interest for the years ended December 31 was comprised of (amounts in thousands):

	2012	2011	2010

Debt interest paid	$40,935	$61,667	$65,231
Capitalized interest	(515)	(620)	(1,188)

Cash paid for interest, net of capitalized interest	$40,420	$61,047	$64,043

Estimated Useful Lives of Property and Equipment

Property and equipment are depreciated using the straight-line method over the following estimated useful lives:

Buildings	40 years
Land improvements	20 years
Furniture, fixtures and equipment	3-8 years
Leasehold improvements	The shorter of the lease term or useful life

Other Current Assets of Continuing Operations

Other current and long-term assets of continuing operations at December 31 consist of (amounts in thousands):

	2012	2011
Other current assets:
Other current receivables	$18,150	$15,326
Prepaid expenses	16,892	22,424
Inventories	6,495	10,762
Other current assets	297	26

Total other current assets	$41,834	$48,538

Other Long-Term Assets of Continuing Operations

	2012	2011
Other long-term assets:
Deferred software costs, net	$8,638	$17,685
Supplemental deferred compensation plan assets	15,580	13,892
Other	8,027	19,136

Total other long-term assets	$32,245	$50,713

Accounts Payable and Accrued Liabilities of Continuing Operations

Accounts payable and accrued liabilities of continuing operations at December 31 consist of (amounts in thousands):

	2012	2011

Trade accounts payable	$57,289	$13,871
Property and other taxes payable	36,074	28,939
Deferred revenues	41,018	44,611
Accrued salaries and benefits	33,806	29,566
Accrued self-insurance reserves	5,264	8,898
Accrued interest payable	4,983	5,589
Other accrued liabilities	39,790	37,501

Total accounts payable and accrued liabilities	$218,224	$168,975

Other Long-term Liabilities

Other long-term liabilities of continuing operations at December 31 consist of (amounts in thousands):

	2012	2011

Pension and postretirement benefits liability	$50,090	$68,386
Straight-line lease liability	68,275	62,570
Deferred compensation liability	15,580	13,892
Unrealized tax benefits	13,162	14,141
Other	5,687	7,220

Total other long-term liabilities	$152,794	$166,209

Income (Loss) Per Share

Net income (loss) per share amounts are calculated as follows for the years ended December 31 (income and share amounts in thousands):

	2012
	Income	Shares	Per Share

Net loss	$(26,644)	47,602	$(0.56)
Effect of dilutive stock-based compensation	—	—	—

Net loss – assuming dilution	$(26,644)	47,602	$(0.56)

	2011
	Loss	Shares	Per Share

Net income	$10,177	48,351	$0.21
Effect of dilutive stock-based compensation	—	787	—
Effect of convertible notes	—	645	—

Net income – assuming dilution	$10,177	49,783	$0.20

	2010
	Loss	Shares	Per Share

Net loss	$(89,128)	47,256	$(1.89)
Effect of dilutive stock-based compensation	—	—	—

Net loss – assuming dilution	$(89,128)	$47,256	$(1.89)